General and administrative expenses	12 Months Ended
Dec. 31, 2022
General and administrative expenses
General and administrative expenses

20.General and administrative expenses

Years ended December 31,	2022	2021
Salaries and benefits	(4,037)	(1,232)
Legal	(2,135)	(615)
Travel	(1,366)	(143)
A10 Advisory - Cost Sharing Agreement	(122)	(185)
Business development and investor relations	(1,427)	(1,244)
Accounting	(449)	(106)
Auditing	(864)	(927)
Insurance	(1,518)	(380)
Tax expenses	(1,115)	(115)
Financial expenses	—	(37)
Accrual for contingencies	(388)	—
Other	(3,083)	(616)
General and administrative expenses	$(16,504)	$(5,600)